Investments in Affiliates - Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Balance sheet data:
Current assets	$ 131,533	$ 168,770	$ 212,066
Noncurrent assets	82,807	74,572	109,868
Current liabilities	39,347	57,998	131,622
Noncurrent liabilities	17,477	21,203	16,529
Income statement data:
Revenues	220,778	444,871	449,599
Gross profit	25,411	98,418	118,658
Operating (loss) income	(2,999)	57,934	76,520
Net (loss) income	$ (5,960)	$ 43,990	$ 54,856